Partners’ Capital	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Equity [Abstract]
Partners' Capital
Partners’ Capital
Description of Partnership Agreement and Partnership Units
HTALP is made up of a sole general partner, HTA, and limited partners comprised of individual physician investors who exchanged their ownership interests in a medical office building for partnership units, and certain of our directors, executive officers and their affiliates, who hold LTIP units (as defined below).
As the sole general partner, HTA has the exclusive power to manage and conduct the business of HTALP.
The partnership agreement of HTALP provides that it will distribute cash flow from operations and net sales proceeds to its partners in accordance with their overall ownership interests at such times and in such amounts as the general partner determines. Except for certain LTIP units that have not reached full capital account parity, distributions are made such that a holder of one unit will receive annual distributions from HTALP in an amount equal to the annual dividends paid to the holder of one of HTA’s shares.
In addition, for each share of common stock issued or redeemed by HTA, HTALP issues or redeems a corresponding number of units.
Common Stock Transactions of HTA
Offerings
On January 7, 2013, HTA commenced an equity at-the-market, or ATM, offering of Class A common stock with an aggregate sales price of up to $250.0 million. During the six months ended June 30, 2013, HTA issued and sold 11,042,934 shares, at an average price of $11.53 per share.
Dividends
On July 3, 2013, HTA paid a quarterly cash dividend of $32.5 million to Class A and B common stockholders of record on June 27, 2013.
On August 1, 2013, HTA’s Board of Directors authorized a quarterly cash dividend to be paid on October 4, 2013 to stockholders of record on September 27, 2013. This dividend of $0.14375 per share represents an annualized rate of $0.575 per share and will be paid on all Class A and B common stock.
Incentive Plan
HTA’s Amended and Restated 2006 Plan, or the Plan, permits the grant of incentive awards to employees, officers, non-employee directors, and consultants as selected by HTA’s Board of Directors or the Compensation Committee. As of June 30, 2013, there were 5,095,500 awards available for grant under the Plan.
Long Term Incentive Program of Partnership Units
For the six months ended June 30, 2013 and 2012, we recognized compensation expense of $3.1 million and $1.5 million, respectively, which was recorded in listing expenses. As of June 30, 2013, there was approximately $4.5 million of unrecognized expense associated with 450,000 units that will only vest as a result of a change in control. We will not recognize any expense associated with these units until such event occurs or is probable.
The following is a summary of activity of the LTIP units during 2013:

	LTIP Units	Weighted Average Grant Date Fair Value
Balance as of December 31, 2012	2,900,000	$6.25
Granted	—	—
Vested	(2,380,700)	5.56
Forfeited	—	—
Balance as of June 30, 2013	519,300	$9.41

Restricted Common Stock
For the six months ended June 30, 2013, we recognized compensation expense of $1.5 million, of which $0.9 million was recorded in general and administrative expenses and $0.6 million was recorded in listing expenses. For the six months ended June 30, 2012, we recognized compensation expense of $6.2 million, of which $4.7 million was recorded in listing expenses, and $1.5 million was recorded in non-traded REIT expenses.
As of June 30, 2013, there was approximately $4.4 million of unrecognized compensation expense net of estimated forfeitures, related to nonvested shares of restricted common stock which will be recognized over a remaining weighted average period of 2.4 years.
The following is a summary of activity of the restricted common stock during 2013:

	Restricted Common Stock/Units	Weighted Average Grant Date Fair Value
Balance as of December 31, 2012	376,500	$9.98
Granted	410,500	10.51
Vested	(62,500)	10.03
Forfeited	—	—
Balance as of June 30, 2013	724,500	$10.28

Partners’ Capital
Description of Partnership Agreement and Partnership Units
HTALP is made up of a sole general partner, HTA, and limited partners comprised of individual physician investors who exchanged their ownership interests in a medical office building for partnership units and certain of our directors, executive officers and their affiliates, who hold LTIP units (as defined below).
As the sole general partner, HTA has the exclusive power to manage and conduct the business of HTALP.
The partnership agreement of HTALP provides that it will distribute cash flow from operations and net sales proceeds to its partners in accordance with their overall ownership interests at such times and in such amounts as the general partner determines. Except for certain LTIP units that have not reached full capital account parity, distributions are made such that a holder of one unit will receive annual distributions from HTALP in an amount equal to the annual dividends paid to the holder of one of HTA’s shares.
In addition, for each share of common stock issued or redeemed by HTA, HTALP issues or redeems a corresponding number of units.
Common Stock Transactions of HTA
Offerings
Subsequent to December 31, 2012, HTA commenced an at-the-market offering of Class A common stock with an aggregate sales price of up to $250.0 million.
From September 20, 2006 to February 28, 2011, HTA completed two public offerings of shares of common stock for $10.00 per share. In aggregate, HTA received and accepted subscriptions in initial and follow-on offerings for 220,673,545 shares of common stock, or $2.2 billion, excluding shares of common stock issued under the DRIP.
Tender Offer
On June 6, 2012, HTA commenced a modified “Dutch Auction” cash tender offer, or the Tender Offer, to purchase up to $150.0 million in value of Class A common stock. As a result of the Tender Offer, on July 25, 2012, HTA purchased 14,850,964 shares of Class A common stock at a purchase price of $10.10 per share, for an aggregate cost of $152.9 million, including fees and expenses.
Dividend Reinvestment Plan
HTA had a dividend reinvestment plan, or DRIP, whereby stockholders could have their dividends reinvested in common stock at $9.50 per share. In connection with the Listing, HTA terminated the DRIP. For the years ended December 31, 2012, 2011 and 2010, $31.9 million, $75.9 million and $56.6 million, respectively, in dividends were reinvested and 3,362,473, 7,985,655 and 5,952,683 shares of common stock, respectively, were issued under the DRIP.
Stock Repurchase Plan
HTA had a share repurchase plan whereby stockholders could sell their shares of common stock to HTA in limited circumstances. In connection with the Listing, HTA terminated the share repurchase plan. For the year ended December 31, 2012, HTA repurchased 3,070,013 shares of common stock at an average price of $9.80 per share, for an aggregate amount of $30.1 million. For the year ended December 31, 2011, HTA repurchased 3,882,619 shares of common stock at an average price of $9.70 per share, for an aggregate amount of $37.7 million. For the year ended December 31, 2010, HTA repurchased 5,448,260 shares of common stock at an average price of $9.52 per share, for an aggregate amount of $51.9 million.
On August 6, 2012, HTA’s Board of Directors approved a new stock repurchase program to purchase up to $100.0 million of Class A common stock from time to time prior to August 5, 2014. During the year ended December 31, 2012, HTA did not repurchase any Class A common shares and $100.0 million of repurchase capacity remained available under the program.
Dividends
Subsequent to December 31, 2012, HTA paid cash dividends of $95.6 million to Class A and B common stockholders.
Subsequent to December 31, 2012, HTA’s Board of Directors authorized quarterly cash dividends of $0.14375 per share on all Class A and B common stock.
Amended and Restated 2006 Incentive Plan and 2006 Independent Directors Compensation Plan
The Amended and Restated 2006 Plan, or the Plan, permits the grant of incentive awards to employees, officers, non-employee directors, and consultants as selected by the Board of Directors or the Compensation Committee of HTA. The Plan authorizes the granting of awards in any of the following forms: options, stock appreciation rights, restricted stock, restricted or deferred stock units, performance awards, dividend equivalents, other stock-based awards, including units in the Operating Partnership, and cash-based awards. The service period is generally three or four years. Subject to adjustment as provided in the Plan, the aggregate number of shares of common stock reserved and available for issuance pursuant to awards granted under the Plan is 10,000,000. As of December 31, 2012, there were 5,512,000 shares available for grant under the Plan.
Long-Term Incentive Program of Partnership Units
On May 16, 2012, HTA’s Board of Directors’ Compensation Committee approved a long-term incentive program, or LTIP, for the benefit of HTA’s executive officers, non-employee directors and other employees selected to participate in the program. Awards under the LTIP consist of Series C units in the Operating Partnership, and are subject to the achievement of certain performance and market conditions in order to vest. These non-vested awards are entitled to certain distributions. Upon meeting certain conditions, the Series C units will be converted into common units of the Operating Partnership and may be converted into shares of HTA common stock in accordance with the Amended and Restated Limited Partnership Agreement. ASC 718 establishes accounting and reporting standards for LTIP awards. With the assistance of our independent valuation specialists, we utilized a Monte Carlo simulation to calculate the grant date fair value of the awards using the following assumptions:

2012 Assumptions
Volatility	21.25% - 22.64%
Dividend yield	5.80%
Expected term in years	0.61 - 0.82
Risk-free rate	0.436% - 0.576%
Stock price (per share)	$9.92 - $9.97

For the year ended December 31, 2012, we recognized compensation expense of $10.4 million related to grants of LTIP awards, which was recorded in listing expense in our consolidated statements of operations. As of December 31, 2012, there was $3.2 million of unrecognized expense that will be recognized over a remaining period of 0.2 years. The unrecognized expense does not include $4.5 million of expense associated with 450,000 units that will only vest as a result of a change in control of the Company. We will not recognize any expense associated with these units until such event occurs or is probable.
As of December 31, 2012, all of the LTIP units remained unvested. The following is a summary of activity of the LTIP units during 2012:

	LTIP Units	Weighted Average Grant Date Fair Value
Balance as of December 31, 2011	—	$—
Granted	2,900,000	6.25
Vested	—	—
Forfeited	—	—
Balance as of December 31, 2012	2,900,000	$6.25

Restricted Common Stock and Units
Prior to the Listing, HTA issued and/or redeemed each share of restricted common stock and restricted common stock units that had been granted under the Plan at $10.00 per share. Subsequent to the Listing, the fair value of each share of restricted common stock and restricted common stock units is the closing price of HTA’s common stock on the NYSE on the proceeding day. The weighted average fair value of restricted common stock and restricted common stock units granted during the years ended December 31, 2012, 2011 and 2010 was $9.98, $10.00 and $10.00, respectively. The fair value of restricted common stock and restricted common stock units for which the restriction lapsed during the years ended December 31, 2012, 2011 and 2010 was $8.7 million, $1.6 million and $0.9 million.
In connection with awards of common shares granted by HTA to its employees under the Plan, HTALP issues to HTA an equal number of equity instruments with the same terms and conditions. For the year ended December 31, 2012, we recognized compensation expense of $7.0 million, of which $0.8 million was recorded in general and administrative expenses, $4.7 million in listing expenses and $1.5 million in non-traded REIT expenses in our consolidated statements of operations. In connection with the Listing, previously issued restricted shares of certain executives and the Board of Directors were accelerated and became fully vested. For the year ended December 31, 2011, we recognized compensation expense of $3.2 million, which was recorded in non-traded REIT expense in our consolidated statements of operations. For the year ended December 31, 2010, we recognized compensation expense of $1.3 million, which was recorded in non-traded REIT expense in our consolidated statements of operations.
As of December 31, 2012, there was approximately $3.3 million of total unrecognized compensation expense net of estimated forfeitures, related to nonvested shares of restricted common stock which will be recognized over a remaining weighted average period of 2.8 years.
The following is a summary of activity of restricted common stock and units during 2012:

	Restricted Common Stock/Units	Weighted Average Grant Date Fair Value
Balance as of December 31, 2011	616,500	$10.00
Granted	711,500	9.98
Vested	(875,000)	9.99
Forfeited	(76,500)	10.00
Balance as of December 31, 2012	376,500	$9.98